Equity-Accounted Investees and Joint Business - Grifols Egypt for Plasma Derivatives (S.A.E.) and Shanghai RAAS Blood Products Co. Ltd (Details) ¥ in Millions			12 Months Ended										60 Months Ended
	Jul. 29, 2021 EUR (€)	Jul. 29, 2021 USD ($) item	Dec. 31, 2028 USD ($)	Dec. 31, 2027 USD ($)	Dec. 31, 2026 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2025 USD ($)
Equity-Accounted Investees and Joint Business
Share capital						€ 119,603,705		€ 119,603,705
Group companies, associates and business units								1,564,000,000
Non-controlling interests
Equity-Accounted Investees and Joint Business
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity						€ (110,000,000)		€ 484,000,000
SRAAS
Equity-Accounted Investees and Joint Business
Proportion of ownership interests in former associate after partial sale								6.58%
SRAAS
Equity-Accounted Investees and Joint Business
Percentage of sales								20.00%	20.00%	20.00%
Equity increases from loss of indirect ownership interest in GDS								€ 508,000,000
Grifols Egypt Plasma Derivatives S.A.E.
Equity-Accounted Investees and Joint Business
Number of plasma centers to be constructed | $		20
Contribution made	€ 30,000,000	$ 37,000,000					$ 22,000,000		$ 44,000,000		$ 22,000,000	$ 22,000,000	$ 147,000,000
Percentage of shareholding	49.00%	49.00%				49.00%	49.00%	49.00%	49.00%	49.00%
Share capital | $		$ 300,000,000
Percentage of capital increase						49.00%	49.00%
Total contributions | $													$ 300,000,000
Grifols Egypt Plasma Derivatives S.A.E. | Forecast
Equity-Accounted Investees and Joint Business
Contribution made | $			$ 15,000,000	$ 39,000,000	$ 44,000,000
SRAAS
Equity-Accounted Investees and Joint Business
Percentage of sales						20.00%	20.00%	20.00%	20.00%	20.00%
Group companies, associates and business units								€ 1,564,000,000
Amount of fund received								1,560,000,000
Recognizing a foreign exchange								18,000,000
Financial gain from the derivative | ¥										¥ 13
SRAAS | Grifols Diagnostics Solutions, Inc. | Non-controlling interests
Equity-Accounted Investees and Joint Business
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity								€ 508,000,000
National Service Projects Organization (NSPO) | Grifols Egypt Plasma Derivatives S.A.E.
Equity-Accounted Investees and Joint Business
Percentage of shareholding	51.00%	51.00%
Grifols Egypt
Equity-Accounted Investees and Joint Business
Number of plasma centers to be constructed | item		20
Percentage of ownership in joint venture	49.00%	49.00%
Grifols Egypt | National Service Projects Organization (NSPO)
Equity-Accounted Investees and Joint Business
Percentage of ownership in joint venture	51.00%	51.00%